DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Tables)	1 Months Ended	6 Months Ended
	Jun. 30, 2025	Jul. 31, 2025
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three Months Ended July 31, 2025		Six Months Ended July 31, 2025
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$202,040	$105,370	$147,542	$140,315

Denominator:
Basic and diluted weighted average shares outstanding	6,081,522	3,171,698	3,091,160	2,939,758
Basic and diluted net income per ordinary share	$0.03	$0.03	$0.05	$0.05

Greenland Exploration Limited [Member]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Net loss from June 9, 2025 (inception) to June 30, 2025	$335)

June 30, 2025
Total number of shares	1,500,000
Ownership percentage	100%
Total loss allocated	(8,335)
Total income (loss)	(8,335)

Weighted average shares	237,805
Earnings (loss) per share	(0.035)